PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) as of October 31, 2020
Description	Shares	Value
Long-Term Investments 99.9%
Common Stocks 99.3%
Air Freight & Logistics 0.8%
Atlas Air Worldwide Holdings, Inc.*	67,028	$3,965,376
Airlines 2.6%
Copa Holdings SA (Panama) (Class A Stock)	4,700	231,616
Hawaiian Holdings, Inc.	222,300	3,078,855
JetBlue Airways Corp.*(a)	138,500	1,657,845
Mesa Air Group, Inc.*	147,300	465,468
SkyWest, Inc.	128,568	3,732,329
Spirit Airlines, Inc.*(a)	208,000	3,654,560
		12,820,673
Auto Components 2.1%
Cooper Tire & Rubber Co.(a)	73,400	2,524,226
Cooper-Standard Holdings, Inc.*	73,700	1,156,353
Dana, Inc.	314,100	4,394,259
Modine Manufacturing Co.*	326,300	2,088,320
		10,163,158
Banks 20.3%
Ameris Bancorp	118,500	3,472,050
Atlantic Union Bankshares Corp.	85,500	2,162,295
BancorpSouth Bank	51,300	1,200,933
Banner Corp.	38,600	1,423,182
Boston Private Financial Holdings, Inc.	203,700	1,258,866
Byline Bancorp, Inc.	31,700	416,538
Cadence BanCorp	72,500	813,450
Camden National Corp.	16,825	537,895
Cathay General Bancorp(a)	106,300	2,501,239
CNB Financial Corp.	33,799	613,114
Columbia Banking System, Inc.(a)	11,500	326,715
Community Trust Bancorp, Inc.	80,166	2,550,882
ConnectOne Bancorp, Inc.	116,600	1,799,138
Customers Bancorp, Inc.*(a)	186,730	2,580,609
Dime Community Bancshares, Inc.	18,283	231,280
Eagle Bancorp, Inc.	12,600	376,992
Enterprise Financial Services Corp.(a)	2,700	78,597
Financial Institutions, Inc.	142,027	2,518,139
First Bancorp	12,600	303,534
First BanCorp. (Puerto Rico)	77,200	501,028
First Busey Corp.	40,400	726,796

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
First Business Financial Services, Inc.	18,500	$317,275
First Commonwealth Financial Corp.	20,600	177,572
First Financial Bancorp	235,251	3,364,089
First Financial Corp.	78,959	2,741,456
First Merchants Corp.	61,300	1,600,543
First Midwest Bancorp, Inc.	253,900	3,186,445
Fulton Financial Corp.	304,000	3,340,960
Great Southern Bancorp, Inc.	27,563	1,128,705
Great Western Bancorp, Inc.(a)	164,600	2,138,154
Hanmi Financial Corp.	67,078	603,031
Heartland Financial USA, Inc.	95,204	3,136,020
Hilltop Holdings, Inc.	130,603	2,979,054
Home BancShares, Inc.(a)	90,900	1,508,940
Hope Bancorp, Inc.	377,416	3,045,747
Horizon Bancorp, Inc.	32,831	407,104
Independent Bank Group, Inc.(a)	71,800	3,703,444
International Bancshares Corp.	81,082	2,244,350
Investors Bancorp, Inc.	48,600	411,156
Lakeland Bancorp, Inc.	147,727	1,644,202
Midland States Bancorp, Inc.(a)	29,600	441,040
MidWestOne Financial Group, Inc.	22,562	454,624
OceanFirst Financial Corp.	189,900	2,842,803
Old National Bancorp	194,543	2,719,711
Peapack-Gladstone Financial Corp.	81,279	1,371,990
QCR Holdings, Inc.	23,200	719,896
Renasant Corp.(a)	97,800	2,788,278
S&T Bancorp, Inc.(a)	16,163	319,866
Sandy Spring Bancorp, Inc.	114,200	2,894,970
Simmons First National Corp. (Class A Stock)(a)	208,500	3,542,415
South State Corp.	78,985	4,849,679
Towne Bank	8,400	152,712
Trustmark Corp.	6,500	152,035
United Bankshares, Inc.	105,900	2,777,757
United Community Banks, Inc.	9,100	190,554
Univest Financial Corp.	29,600	469,456
Valley National Bancorp	646,700	4,940,788
Veritex Holdings, Inc.	75,300	1,485,669
WesBanco, Inc.	126,848	3,081,138
		100,266,900

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Capital Markets 1.5%
Oppenheimer Holdings, Inc. (Class A Stock)	83,400	$2,090,004
Stifel Financial Corp.	94,500	5,524,470
		7,614,474
Chemicals 1.7%
AdvanSix, Inc.*	54,900	835,578
Kraton Corp.*	140,700	3,981,810
Minerals Technologies, Inc.	36,900	2,018,061
Olin Corp.	64,300	1,064,165
PQ Group Holdings, Inc.*	29,800	344,488
		8,244,102
Commercial Services & Supplies 1.2%
ACCO Brands Corp.(a)	593,641	3,128,488
BrightView Holdings, Inc.*	5,700	69,711
Matthews International Corp. (Class A Stock)	64,000	1,397,120
Quad/Graphics, Inc.(a)	210,071	476,861
VSE Corp.	24,400	706,624
		5,778,804
Communications Equipment 0.2%
Comtech Telecommunications Corp.	47,000	676,800
NetScout Systems, Inc.*(a)	15,600	320,112
		996,912
Construction & Engineering 0.3%
Tutor Perini Corp.*(a)	106,100	1,433,411
Consumer Finance 2.0%
Encore Capital Group, Inc.*(a)	81,391	2,598,815
EZCORP, Inc. (Class A Stock)*(a)	195,200	870,592
Navient Corp.(a)	158,900	1,272,789
Nelnet, Inc. (Class A Stock)	62,253	3,799,923
Regional Management Corp.*	77,200	1,568,704
		10,110,823
Distributors 0.0%
Funko, Inc. (Class A Stock)*	27,200	172,448

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Diversified Consumer Services 0.8%
Laureate Education, Inc. (Class A Stock)*	289,000	$3,757,000
Diversified Financial Services 0.1%
Banco Latinoamericano de Comercio Exterior SA (Panama) (Class E Stock)	27,400	350,446
Diversified Telecommunication Services 0.1%
Liberty Latin America Ltd. (Chile) (Class A Stock)*	7,800	76,440
Liberty Latin America Ltd. (Chile) (Class C Stock)*	28,000	272,160
		348,600
Electric Utilities 0.0%
ALLETE, Inc.	2,200	113,476
Portland General Electric Co.	3,800	149,340
		262,816
Electronic Equipment, Instruments & Components 2.3%
Arrow Electronics, Inc.*	21,500	1,674,635
Avnet, Inc.	62,700	1,546,809
Benchmark Electronics, Inc.	22,700	472,841
Kimball Electronics, Inc.*	14,600	176,952
MTS Systems Corp.	28,100	682,268
Sanmina Corp.*	82,100	2,006,524
ScanSource, Inc.*	56,600	1,137,660
TTM Technologies, Inc.*(a)	298,900	3,547,943
		11,245,632
Energy Equipment & Services 0.8%
Archrock, Inc.	173,500	1,028,855
Liberty Oilfield Services, Inc. (Class A Stock)(a)	80,500	537,740
National Energy Services Reunited Corp.*	17,400	128,760
ProPetro Holding Corp.*	319,600	1,262,420
Select Energy Services, Inc. (Class A Stock)*	257,000	776,140
		3,733,915
Entertainment 0.0%
Marcus Corp. (The)(a)	18,700	137,071

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) 10.4%
Acadia Realty Trust	9,800	$91,434
Apple Hospitality REIT, Inc.	76,300	755,370
Chatham Lodging Trust	271,100	1,992,585
Columbia Property Trust, Inc.	69,500	735,310
CoreCivic, Inc.	232,300	1,489,043
CorePoint Lodging, Inc.	174,700	835,066
DiamondRock Hospitality Co.	424,700	2,098,018
Diversified Healthcare Trust	710,900	2,058,056
EPR Properties	34,800	829,632
Franklin Street Properties Corp.	589,100	2,474,220
Global Net Lease, Inc.	128,800	1,832,824
Hersha Hospitality Trust(a)	401,100	1,965,390
iStar, Inc.	26,400	311,520
Jernigan Capital, Inc.	72,400	1,251,796
Kite Realty Group Trust	191,000	1,978,760
Macerich Co. (The)(a)	294,494	2,049,678
Mack-Cali Realty Corp.(a)	7,200	79,128
Office Properties Income Trust	154,918	2,852,040
Park Hotels & Resorts, Inc.(a)	155,200	1,541,136
Pebblebrook Hotel Trust(a)	290,300	3,477,794
Piedmont Office Realty Trust, Inc. (Class A Stock)	83,700	955,854
Preferred Apartment Communities, Inc. (Class A Stock)(a)	89,000	480,600
Retail Properties of America, Inc. (Class A Stock)	198,900	1,042,236
RLJ Lodging Trust	445,300	3,642,554
RPT Realty	85,200	416,628
Sabra Health Care REIT, Inc.	354,700	4,667,852
Service Properties Trust	241,000	1,737,610
SITE Centers Corp.	210,300	1,432,143
SL Green Realty Corp.	36,900	1,579,689
Summit Hotel Properties, Inc.	547,700	2,891,856
Sunstone Hotel Investors, Inc.	39,500	293,090
Whitestone	22,900	136,484
Xenia Hotels & Resorts, Inc.	170,400	1,404,096
		51,379,492
Food & Staples Retailing 2.7%
Andersons, Inc. (The)	95,300	2,067,057
Ingles Markets, Inc. (Class A Stock)(a)	91,905	3,295,713
Rite Aid Corp.*(a)	79,200	723,888
SpartanNash Co.(a)	175,590	3,232,612

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Food & Staples Retailing (cont’d.)
United Natural Foods, Inc.*(a)	200,200	$2,916,914
Weis Markets, Inc.(a)	21,900	994,479
		13,230,663
Food Products 0.1%
Darling Ingredients, Inc.*	9,800	421,400
Seneca Foods Corp. (Class A Stock)*	8,200	302,170
		723,570
Gas Utilities 0.0%
Spire, Inc.	3,100	173,724
Health Care Providers & Services 0.3%
Acadia Healthcare Co., Inc.*	7,400	263,810
Brookdale Senior Living, Inc.*	40,700	119,658
MEDNAX, Inc.*(a)	35,700	455,175
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*(a)	30,700	568,564
		1,407,207
Hotels, Restaurants & Leisure 0.4%
Biglari Holdings, Inc. (Class B Stock)*	6,400	536,128
Marriott Vacations Worldwide Corp.	8,600	830,760
RCI Hospitality Holdings, Inc.(a)	37,800	808,920
		2,175,808
Household Durables 3.6%
Beazer Homes USA, Inc.*	93,900	1,143,702
Century Communities, Inc.*	1,700	66,028
Ethan Allen Interiors, Inc.	46,500	746,325
KB Home	130,500	4,208,625
M/I Homes, Inc.*	37,800	1,546,776
Meritage Homes Corp.*	19,600	1,706,964
Taylor Morrison Home Corp.*	196,100	4,235,760
TRI Pointe Group, Inc.*	262,400	4,311,232
		17,965,412
Insurance 3.8%
American Equity Investment Life Holding Co.	161,877	4,017,787

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
CNO Financial Group, Inc.	268,900	$4,772,975
Employers Holdings, Inc.	87,398	2,797,610
Enstar Group Ltd.*	5,200	893,724
FBL Financial Group, Inc. (Class A Stock)(a)	41,368	2,055,576
Genworth Financial, Inc. (Class A Stock)*	380,900	1,496,937
National Western Life Group, Inc. (Class A Stock)	17,200	2,917,636
		18,952,245
Interactive Media & Services 0.5%
Cars.com, Inc.*(a)	336,800	2,488,952
IT Services 0.4%
Conduent, Inc.*	40,000	139,400
DXC Technology Co.	87,800	1,617,276
		1,756,676
Machinery 2.2%
Altra Industrial Motion Corp.	92,800	3,968,128
EnPro Industries, Inc.	8,900	525,278
Gates Industrial Corp. PLC*	88,700	984,570
Greenbrier Cos., Inc. (The)	83,300	2,247,434
Lydall, Inc.*	114,100	2,258,039
Manitowoc Co., Inc. (The)*	37,900	285,387
NN, Inc.*(a)	100,500	538,680
Park-Ohio Holdings Corp.(a)	7,900	155,946
		10,963,462
Marine 0.9%
Costamare, Inc. (Monaco)	577,200	3,284,268
Kirby Corp.*	24,400	939,156
		4,223,424
Media 1.5%
Emerald Holding, Inc.	258,200	676,484
Entercom Communications Corp. (Class A Stock)(a)	593,500	890,250
Gray Television, Inc.*	202,500	2,567,700
iHeartMedia, Inc. (Class A Stock)*(a)	31,800	261,396
Saga Communications, Inc. (Class A Stock)	3,310	56,336

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Media (cont’d.)
Sinclair Broadcast Group, Inc. (Class A Stock)(a)	108,900	$2,023,362
TEGNA, Inc.	83,000	998,490
		7,474,018
Metals & Mining 3.0%
Allegheny Technologies, Inc.*	284,500	2,620,245
Carpenter Technology Corp.	118,200	2,066,136
Commercial Metals Co.	80,000	1,652,000
Schnitzer Steel Industries, Inc. (Class A Stock)(a)	186,000	3,906,000
SunCoke Energy, Inc.	351,200	1,225,688
United States Steel Corp.(a)	121,200	1,170,792
Warrior Met Coal, Inc.	133,700	2,005,500
		14,646,361
Mortgage Real Estate Investment Trusts (REITs) 4.6%
Anworth Mortgage Asset Corp.	168,600	276,504
Apollo Commercial Real Estate Finance, Inc.	293,683	2,555,042
Ares Commercial Real Estate Corp.	45,900	427,329
Arlington Asset Investment Corp. (Class A Stock)	234,196	576,122
ARMOUR Residential REIT, Inc.	186,400	1,778,256
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	159,900	3,469,830
Capstead Mortgage Corp.	34,300	175,273
Cherry Hill Mortgage Investment Corp.	132,714	1,215,660
Chimera Investment Corp.	210,700	1,759,345
Colony Credit Real Estate, Inc.(a)	21,400	112,136
Dynex Capital, Inc.	116,235	1,903,930
Ellington Financial, Inc.	52,000	636,480
Granite Point Mortgage Trust, Inc.(a)	148,900	1,003,586
Invesco Mortgage Capital, Inc.(a)	382,588	1,032,988
KKR Real Estate Finance Trust, Inc.(a)	61,400	1,025,994
Ladder Capital Corp.	132,068	990,510
New York Mortgage Trust, Inc.	249,900	634,746
Ready Capital Corp.	64,413	724,002
TPG RE Finance Trust, Inc.	125,600	982,192
Two Harbors Investment Corp.	156,800	793,408
Western Asset Mortgage Capital Corp.(a)	282,300	547,662
		22,620,995

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Multiline Retail 1.5%
Big Lots, Inc.(a)	43,700	$2,080,120
Dillard’s, Inc. (Class A Stock)(a)	75,800	3,390,534
Macy’s, Inc.(a)	294,100	1,826,361
		7,297,015
Multi-Utilities 0.0%
Black Hills Corp.	4,600	260,636
Oil, Gas & Consumable Fuels 4.8%
Berry Corp.(a)	277,000	725,740
Bonanza Creek Energy, Inc.*	97,400	1,724,954
CNX Resources Corp.*(a)	255,900	2,482,230
CONSOL Energy, Inc.*(a)	135,800	514,682
Continental Resources, Inc.(a)	19,800	238,194
DHT Holdings, Inc.	57,000	274,170
Diamond S Shipping, Inc.*	28,300	160,178
Diamondback Energy, Inc.	21,300	552,948
Dorian LPG Ltd.*(a)	49,600	406,720
EQT Corp.	70,400	1,065,856
Frontline Ltd. (Norway)(a)	79,600	430,636
HollyFrontier Corp.	44,300	819,993
International Seaways, Inc.(a)	30,700	415,678
Matador Resources Co.*(a)	254,300	1,797,901
Montage Resources Corp.*(a)	65,100	322,245
Ovintiv, Inc.(a)	257,300	2,367,160
Parsley Energy, Inc. (Class A Stock)(a)	160,900	1,610,609
PBF Energy, Inc. (Class A Stock)(a)	120,800	564,136
PDC Energy, Inc.*	18,300	218,136
Peabody Energy Corp.*	366,700	473,043
Penn Virginia Corp.*	107,500	825,600
Renewable Energy Group, Inc.*	24,800	1,398,720
Scorpio Tankers, Inc. (Monaco)(a)	86,500	762,930
Southwestern Energy Co.*(a)	537,900	1,436,193
Talos Energy, Inc.*(a)	83,300	548,114
World Fuel Services Corp.	75,200	1,582,960
		23,719,726
Paper & Forest Products 1.3%
Clearwater Paper Corp.*	43,200	1,604,880

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Paper & Forest Products (cont’d.)
Domtar Corp.	105,700	$2,524,116
Verso Corp. (Class A Stock)	266,728	2,075,144
		6,204,140
Personal Products 0.6%
Edgewell Personal Care Co.*(a)	114,300	2,996,946
Pharmaceuticals 0.2%
Lannett Co., Inc.*(a)	124,000	797,320
Professional Services 1.0%
Kelly Services, Inc. (Class A Stock)	178,000	3,093,640
TrueBlue, Inc.*	104,100	1,615,632
		4,709,272
Real Estate Management & Development 1.1%
Jones Lang LaSalle, Inc.	8,000	902,880
RE/MAX Holdings, Inc. (Class A Stock)	2,100	67,914
Realogy Holdings Corp.*(a)	389,900	4,351,284
		5,322,078
Road & Rail 1.1%
ArcBest Corp.	119,300	3,641,036
Covenant Logistics Group, Inc. (Class A Stock)*	147,000	2,024,190
		5,665,226
Semiconductors & Semiconductor Equipment 0.2%
Amkor Technology, Inc.*	35,500	420,675
Photronics, Inc.*	45,700	445,575
		866,250
Specialty Retail 4.5%
Abercrombie & Fitch Co. (Class A Stock)(a)	207,200	2,946,384
Caleres, Inc.(a)	61,600	473,088
Cato Corp. (The) (Class A Stock)	161,300	987,156
Citi Trends, Inc.	17,400	454,314
Conn’s, Inc.*(a)	80,600	755,222

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Container Store Group, Inc. (The)*(a)	30,900	$294,168
Designer Brands, Inc. (Class A Stock)(a)	153,000	662,490
Genesco, Inc.*(a)	137,800	2,441,816
Group 1 Automotive, Inc.	26,000	2,758,080
Hibbett Sports, Inc.*	55,800	2,109,798
MarineMax, Inc.*	109,600	3,285,808
ODP Corp. (The)(a)	126,880	2,474,160
Signet Jewelers Ltd.(a)	113,200	2,522,096
Sonic Automotive, Inc. (Class A Stock)	7,500	270,450
		22,435,030
Technology Hardware, Storage & Peripherals 0.3%
Xerox Holdings Corp.	90,100	1,565,938
Textiles, Apparel & Luxury Goods 0.6%
Fossil Group, Inc.*(a)	39,300	224,403
G-III Apparel Group Ltd.*(a)	203,400	2,741,832
Movado Group, Inc.(a)	16,900	184,379
		3,150,614
Thrifts & Mortgage Finance 5.5%
Essent Group Ltd.	86,100	3,431,085
Federal Agricultural Mortgage Corp. (Class C Stock)(a)	1,662	107,349
Flagstar Bancorp, Inc.	115,500	3,389,925
HomeStreet, Inc.	4,700	146,029
Meta Financial Group, Inc.	36,500	1,070,910
Mr. Cooper Group, Inc.*	192,500	4,057,900
Northfield Bancorp, Inc.	7,100	72,136
Northwest Bancshares, Inc.(a)	36,800	392,656
PennyMac Financial Services, Inc.	8,815	447,978
Premier Financial Corp.	68,882	1,239,187
Provident Financial Services, Inc.	175,520	2,381,806
Radian Group, Inc.	300,166	5,387,980
Washington Federal, Inc.	65,900	1,403,011
WSFS Financial Corp.	109,600	3,473,224
		27,001,176
Tobacco 0.4%
Universal Corp.	46,800	1,864,980

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors 4.7%
Air Lease Corp.(a)	57,100	$1,555,404
Beacon Roofing Supply, Inc.*	112,600	3,456,820
CAI International, Inc.	134,706	3,549,503
DXP Enterprises, Inc.*	15,300	239,292
GATX Corp.(a)	20,500	1,399,740
GMS, Inc.*	7,100	160,460
MRC Global, Inc.*	30,100	128,226
Rush Enterprises, Inc. (Class A Stock)	29,100	1,042,944
Textainer Group Holdings Ltd. (China)*	254,300	3,677,178
Triton International Ltd. (Bermuda)	111,700	4,119,496
WESCO International, Inc.*	90,000	3,711,600
		23,040,663
Wireless Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	67,300	1,144,100
United States Cellular Corp.*	11,600	337,792
		1,481,892

Total Common Stocks (cost $585,426,964)		489,963,472
Exchange-Traded Fund 0.6%
iShares Russell 2000 Value ETF(a) (cost $3,139,672)	29,200	3,007,308

Total Long-Term Investments (cost $588,566,636)		492,970,780

Short-Term Investments 21.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	2,348,353	2,348,353

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $101,628,055; includes $101,605,966 of cash collateral for securities on loan)(b)(w)	101,735,732	$101,705,211

Total Short-Term Investments (cost $103,976,408)		104,053,564

TOTAL INVESTMENTS 121.0% (cost $692,543,044)		597,024,344
Liabilities in excess of other assets (21.0)%		(103,801,555)

Net Assets 100.0%		$493,222,789

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AID—Agency for International Development
ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $97,831,933; cash collateral of $101,605,966 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).